UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period	to	.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002096402
Central Index Key Number of sponsor: N/A

Unlock HEA Trust 2025-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Luke Doramus, 214-831-5643
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibit 99.1, Exhibit 99.2, Exhibit 99.3, Exhibit 99.4, Exhibit 99.5 and Exhibit 99.6 for the related information.

Item 3.	Exhibits

99.1	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
99.2	Maxwell Standard Exceptions Report
99.3	Maxwell Grading Report
99.4	Maxwell Valuation Report
99.5	Maxwell Supplemental Data
99.6	Maxwell Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 4, 2025

UNSO DEPOSITOR I LLC

	By:	/s/ Luke Doramus
Name: Luke Doramus
Title: Managing Partner

EXHIBIT INDEX

Exhibit No.	Description

99.1	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
99.2	Maxwell Standard Exceptions Report
99.3	Maxwell Grading Report
99.4	Maxwell Valuation Report
99.5	Maxwell Supplemental Data
99.6	Maxwell Data Compare Report